Financial information of parent company - Statement of changes in equity (Details) - USD ($) $ in Thousands					1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 06, 2017	Oct. 09, 2015	Sep. 25, 2015	Jun. 08, 2015	Dec. 31, 2016	Dec. 06, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance at beginning of period						$ 3,729,856	$ 4,150,674	$ 3,729,856
Profit for the year							126,423	316,434	$ 222,323
Other comprehensive income (losses) for the year							73,054	(51,330)	(7,603)
Total comprehensive income (loss) for the year							199,477	265,104	214,720
Issuance of ordinary shares	$ 1,000						326,140		508,807
Exercise of stock options							17,105	17,610	8,743
Share-based compensation							18,214	14,210	18,329
Conversion options of convertible bonds exercised during the year							399,099	10,244
Recognition of equity component of convertible bonds								52,935
Perpetual subordinated convertible securities							64,073
Subtotal							1,118,631	947,868	667,813
Balance at end of period					$ 4,150,674		5,168,960	4,150,674	3,729,856
Ordinary shares
Issuance of ordinary shares		$ 385	$ 130	$ 1,880			966		2,395
Exercise of stock options					966	132	130	140	93
Conversion options of convertible bonds exercised during the year							1,556	42
Subtotal							2,652	182	2,488
Share premium
Issuance of ordinary shares		$ 81,440	$ 27,392	$ 397,580			325,174		506,412
Share premium reduction							(910,849)
Exercise of stock options					325,174	35,367	35,178	36,064	20,819
Conversion options of convertible bonds exercised during the year							427,168	11,023
Subtotal							(123,329)	47,087	527,231
Equity-settled employee benefits reserve
Exercise of stock options							(18,220)	(18,594)	(12,169)
Share-based compensation							17,495	13,838	18,088
Subtotal							(725)	(4,756)	5,919
Foreign currency translation reserve
Other comprehensive income (losses) for the year							21,590	(18,131)	(8,185)
Total comprehensive income (loss) for the year							21,590	(18,131)	(8,185)
Change in value of available-for-sale financial assets
Other comprehensive income (losses) for the year							(2,356)	798	447
Total comprehensive income (loss) for the year							(2,356)	798	447
Convertible bonds equity reserve
Conversion options of convertible bonds exercised during the year							(29,625)	(821)
Recognition of equity component of convertible bonds								52,935
Subtotal							(29,625)	52,114
Defined benefit plan reserve
Other comprehensive income (losses) for the year							(436)	1,520
Total comprehensive income (loss) for the year							(436)	1,520
Cash flow hedges
Other comprehensive income (losses) for the year							35,143	(34,627)
Total comprehensive income (loss) for the year							35,143	(34,627)
Share of other comprehensive income of joint ventures accounted for using equity method
Other comprehensive income (losses) for the year							17,646
Total comprehensive income (loss) for the year							17,646
Others
Other comprehensive income (losses) for the year							(131)	1	130
Total comprehensive income (loss) for the year							(131)	1	130
Accumulated deficit
Profit for the year							179,679	376,630	253,411
Total comprehensive income (loss) for the year							179,679	376,630	253,411
Share premium reduction							910,849
Effect of transfer of business operation							7,329
Subtotal							918,178
Perpetual subordinated convertible securities
Perpetual subordinated convertible securities							64,073
Subtotal							64,073
Parent company
Balance at beginning of period						3,729,856	4,150,674	3,729,856	2,948,415
Profit for the year							179,679	376,630	253,411
Other comprehensive income (losses) for the year							71,456	(50,439)	(7,608)
Total comprehensive income (loss) for the year							251,135	326,191	245,803
Issuance of ordinary shares							326,140		508,807
Exercise of stock options							17,088	17,610	8,743
Share-based compensation							17,495	13,838	18,088
Conversion options of convertible bonds exercised during the year							399,099	10,244
Recognition of equity component of convertible bonds								52,935
Effect of transfer of business operation							7,329
Perpetual subordinated convertible securities							64,073
Subtotal							831,224	94,627	535,638
Balance at end of period					4,150,674		5,233,033	4,150,674	3,729,856
Parent company | Ordinary shares
Balance at beginning of period						16,830	17,012	16,830	14,342
Issuance of ordinary shares							966		2,395
Exercise of stock options							130	140	93
Conversion options of convertible bonds exercised during the year							1,556	42
Subtotal							2,652	182	2,488
Balance at end of period					17,012		19,664	17,012	16,830
Parent company | Share premium
Balance at beginning of period						4,903,861	4,950,948	4,903,861	4,376,630
Issuance of ordinary shares							325,174		506,412
Share premium reduction							(910,849)
Exercise of stock options							35,178	36,064	20,819
Conversion options of convertible bonds exercised during the year							427,168	11,023
Subtotal							(123,329)	47,087	527,231
Balance at end of period					4,950,948		4,827,619	4,950,948	4,903,861
Parent company | Equity-settled employee benefits reserve
Balance at beginning of period						70,459	65,703	70,459	64,540
Exercise of stock options							(18,220)	(18,594)	(12,169)
Share-based compensation							17,495	13,838	18,088
Subtotal							(725)	(4,756)	5,919
Balance at end of period					65,703		64,978	65,703	70,459
Parent company | Foreign currency translation reserve
Balance at beginning of period						(3,956)	(22,087)	(3,956)	4,229
Other comprehensive income (losses) for the year							21,590	(18,131)	(8,185)
Total comprehensive income (loss) for the year							21,590	(18,131)	(8,185)
Balance at end of period					(22,087)		(497)	(22,087)	(3,956)
Parent company | Change in value of available-for-sale financial assets
Balance at beginning of period						447	1,245	447
Other comprehensive income (losses) for the year							(2,356)	798	447
Total comprehensive income (loss) for the year							(2,356)	798	447
Balance at end of period					1,245		(1,111)	1,245	447
Parent company | Convertible bonds equity reserve
Balance at beginning of period						29,564	81,678	29,564	29,564
Conversion options of convertible bonds exercised during the year							(29,625)	(821)
Recognition of equity component of convertible bonds								52,935
Subtotal							(29,625)	52,114
Balance at end of period					81,678		52,053	81,678	29,564
Parent company | Defined benefit plan reserve
Balance at beginning of period							1,520
Other comprehensive income (losses) for the year							(436)	1,520
Total comprehensive income (loss) for the year							(436)	1,520
Balance at end of period					1,520		1,084	1,520
Parent company | Cash flow hedges
Balance at beginning of period							(34,627)
Other comprehensive income (losses) for the year							35,143	(34,627)
Total comprehensive income (loss) for the year							35,143	(34,627)
Balance at end of period					(34,627)		516	(34,627)
Parent company | Share of other comprehensive income of joint ventures accounted for using equity method
Other comprehensive income (losses) for the year							17,646
Total comprehensive income (loss) for the year							17,646
Balance at end of period							17,646
Parent company | Others
Balance at beginning of period						130	131	130
Other comprehensive income (losses) for the year							(131)	1	130
Total comprehensive income (loss) for the year							(131)	1	130
Balance at end of period					131			131	130
Parent company | Accumulated deficit
Balance at beginning of period						$ (1,287,479)	(910,849)	(1,287,479)	(1,540,890)
Profit for the year							179,679	376,630	253,411
Total comprehensive income (loss) for the year							179,679	376,630	253,411
Share premium reduction							910,849
Effect of transfer of business operation							7,329
Subtotal							918,178
Balance at end of period					$ (910,849)		187,008	$ (910,849)	$ (1,287,479)
Parent company | Perpetual subordinated convertible securities
Perpetual subordinated convertible securities							64,073
Subtotal							64,073
Balance at end of period							$ 64,073